Suppliers - Summary of Suppliers (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade payables [line items]
Total Suppliers	R$ 1,801	R$ 2,343
Energy on spot market - CCEE [member]
Disclosure of trade payables [line items]
Total Suppliers	139	468
Charges for use of energy network [member]
Disclosure of trade payables [line items]
Total Suppliers	122	153
Energy purchased for resale [member]
Disclosure of trade payables [line items]
Total Suppliers	775	871
Supply From Itaipu Binacional [member]
Disclosure of trade payables [line items]
Total Suppliers	268	240
Gas purchased for resale [member]
Disclosure of trade payables [line items]
Total Suppliers	124	187
Materials and Service Suppliers [member]
Disclosure of trade payables [line items]
Total Suppliers	R$ 373	R$ 424